CONVERTIBLE DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
CONVERTIBLE DEBT
CONVERTIBLE DEBT

4. CONVERTIBLE DEBT

On or about October 4, 2022, the Company issued a convertible promissory note to Westside Advisors LLC for the principal sum of $125,000, which represents $25,000 of original issue discount, together with interest at the rate of 15% per annum, with a maturity date of April 4, 2024. The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4, 2024. During the three months period ended March 31, 2024, $29,950 of accrued interest and $24,818 of debt discount was expensed. During the three months period ended March 31, 2023, $9,375 of accrued interest and $8,120 of debt discount was expensed.

On or about October 4, 2022, the Company issued a convertible promissory note to SAS Partners LLC for the principal sum of $125,000, which represents $25,000 of original issue discount, together with interest at the rate of 15% per annum, with a maturity date of April 4, 2024. The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4,2024. During the three months period ended March 31, 2024, $29,950 of accrued interest and $24,818 of debt discount was expensed. During the three months period ended March 31, 2023, $9,375 of accrued interest and $8,120 of debt discount was expensed.

At the election of the holder or upon a public listing of the Company’s common stock on a public exchange, the Note and all accrued interest shall immediately be converted into common stock of the Company at $4.00 per share or the same terms of the public offering. The number of Conversion Shares issuable upon a conversion shall be determined by the quotient obtained by dividing the applicable dollar amount being converted in either case by the Conversion Price, $4.00 per share or the price of the public offering of the Company upon the occurrence of a public offering, whichever is more favorable for the holder.

On April 4, 2024, Westside Advisors LLC and SAS Partners LLC agreed to waive all accrued interest for the above-noted convertible promissory notes and extend both notes until January 5th, 2025 for the issuance of a total of 2,000,000 warrants with a three-year expiration date and an exercise price of $0.10 per share. Such warrants will be distributable to the following grantees and warrant quantity.

White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants

A summary of the convertible debts and related discounts is below:

	March 31, 2024	December 31, 2023
Convertible debt	$250,000	$250,000
Debt discount	(365)	(8,668)
Net	$249,635	$241,332

4. CONVERTIBLE DEBT

On or about October 4, 2022, the Company issued a convertible promissory note to Westside Advisors LLC for the principal sum of $125,000, which represents $25,000 of original issue discount, together with interest at the rate of 15% per annum, with a maturity date of April 4, 2024. The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4,2024. During the year ended December 31, 2023, $21,638 of accrued interest and $16,651 of debt discount was expensed. During the year ended December 31, 2022, $3,011 of accrued interest and $4,015 of debt discount was expensed.

On or about October 4, 2022, the Company issued a convertible promissory note to SAS Partners LLC for the principal sum of $125,000, which represents $25,000 of original issue discount, together with interest at the rate of 15% per annum, with a maturity date of April 4, 2024. The convertible promissory note was issued with a 20% original issue discount, or $25,000, which shall be fully earned and charged to the Company as of the closing date, April 4,2024. During the year ended December 31, 2023, $21,638 of accrued interest and $16,651 of debt discount was expensed. During the year ended December 31, 2022, $3,011 of accrued interest and $4,015 of debt discount was expensed.

At the election of the holder or upon a public listing of the Company’s common stock on a public exchange, the Note and all accrued interest shall immediately be converted into common stock of the Company at $4.00 per share or the same terms of the public offering. The number of Conversion Shares issuable upon a conversion shall be determined by the quotient obtained by dividing the applicable dollar amount being converted in either case by the Conversion Price, $4.00 per share or the price of the public offering of the Company upon the occurrence of a public offering, whichever is more favorable for the holder.

On April 4, 2024, Westside Advisors LLC and SAS Partners LLC agreed to waive all accrued interest for the above-noted convertible promissory notes and extend both notes until January 5th, 2025 for the issuance of a total of 2,000,000 warrants with a three-year expiration date and an exercise price of $0.10 per share.  Such warrants will be distributable to the following grantees and warrant quantity.

White River Ventures LLC	450,000 warrants
Midwest General Investment Company LLC	350,000 warrants
Liberty Hill Capital Management LLC	300,000 warrants
Homewood Holdings LLC	300,000 warrants
SAS Partners LLC	275,000 warrants
Westside Advisors LLC	325,000 warrants

A summary of the convertible debts and related discounts is below:

	December 31, 2023	December 31, 2022
Convertible debt	$250,000	$250,000
Debt discount	(8,668)	(41,971)
Net	$241,332	$208,029